Mineral Properties, Plant and Equipment, Exploration and Evaluation - Additional Information (Details) - Florida Canyon Mine - Royalty			12 Months Ended
	Nov. 22, 2019	Nov. 21, 2019	Dec. 31, 2019
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Number of royalty payable to third parties			2
Able & York International Corporation, LLC
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Percentage of net smelter royalty payable			2.50%
Maverix Metals Inc
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Percentage of net smelter royalty payable	3.00%	3.25%	3.00%